Trade receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance at beginning of the year	$ 14,950	$ 17,879
Increase	21,143	12,395
Decrease	(5,649)	(4,867)
Result from exposure to inflation	(5,404)	(10,457)
Balance at end of the year	$ 25,040	$ 14,950